| 1
SCHEDULE OF INVESTMENTS (Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
GUGGENHEIM STRATEGY FUND III
June 30, 2026
A
A
A SHARES VALUE
MONEY MARKET FUNDS
(a)
- 1 .9%
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.52%
(b)
2,505,909 $ 2,505,909
Total Money Market Funds
(Cost $2,505,909) 2,505,909
FACE
AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 34 .0%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28 .3%
OBX Trust
2024-NQM5, 5.99% due
01/25/64
(c),(d)
$ 1,590,104 1,593,959
2024-NQM6, 6.45% due
02/25/64
(c),(d)
877,200 882,249
2024-NQM8, 6.23% due
05/25/64
(c),(d)
837,291 841,541
2024-NQM7, 6.24% due
03/25/64
(c),(d)
799,297 802,931
2024-NQM1, 6.25% due
11/25/63
(c),(d)
356,704 356,987
2026-NQM5, 5.32% (WAC)
due 01/25/66
◊,(c)
143,865 143,557
2025-R1, 5.09% due
09/25/62
(c),(d)
93,370 92,062
GCAT Trust
2022-NQM3, 4.35% (WAC)
due 04/25/67
◊,(c)
1,349,432 1,277,425
2023-NQM2, 5.84% due
11/25/67
(c),(d)
966,257 963,073
2024-NQM2, 6.09% due
06/25/59
(c),(d)
744,651 747,449
2023-NQM3, 6.89% due
08/25/68
(c),(d)
252,958 253,412
2025-NQM4, 5.53% due
06/25/70
(c)
235,095 234,898
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
(c)
2,399,015 2,400,974
FIGRE Trust
2026-HE5, 5.61% (WAC) due
06/25/56
◊,(c)
632,579 633,457
2026-HE1, 5.18% (WAC) due
01/25/56
◊,(c)
451,498 446,364
2026-HE1, 4.98% (WAC) due
01/25/56
◊,(c)
451,498 445,054
2024-HE5, 5.44% (WAC) due
10/25/54
◊,(c)
327,502 328,492
2025-HE8, 5.21% (WAC) due
11/25/55
◊,(c)
257,796 255,561
2024-HE1, 6.17% (WAC) due
03/25/54
◊,(c)
138,382 140,120
2026-HE2, 5.05% (WAC) due
01/25/56
◊,(c)
138,566 136,475
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due
09/25/66
◊,(c)
907,752 763,872
2023-1, 4.75% due
09/26/67
(c),(d)
554,362 552,328
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.3%
(continued)
2024-4, 6.20% due
01/25/69
(c),(d)
$ 490,957 $ 492,961
2022-1, 3.29% (WAC) due
12/25/66
◊,(c)
427,904 383,702
2025-12, 5.14% due
12/25/70
(c),(d)
187,215 185,154
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,(c)
1,010,991 946,297
2026-VIS1, 4.79% (WAC) due
06/25/66
◊,(c)
732,314 721,741
2026-CES1, 4.91% due
06/25/56
(c),(d)
317,871 314,560
Legacy Mortgage Asset Trust
2021-GS4, 5.65% due
11/25/60
(c)
657,516 658,088
2021-GS3, 5.75% due
07/25/61
(c)
642,464 643,255
2021-GS2, 5.75% due
04/25/61
(c)
244,925 245,095
New Residential Mortgage Loan
Trust
2020-1A, 3.50% (WAC) due
10/25/59
◊,(c)
506,841 471,123
2018-2A, 3.50% (WAC) due
02/25/58
◊,(c)
459,797 435,524
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,(c)
358,942 359,295
2017-5A, 5.26% (1 Month
Term SOFR + 1.61%,
Rate Floor: 1.50%) due
06/25/57
◊,(c),(e)
144,346 144,470
Verus Securitization Trust
2021-5, 1.37% (WAC) due
09/25/66
◊,(c)
475,681 411,719
2021-6, 1.89% (WAC) due
10/25/66
◊,(c)
465,683 408,024
2025-12, 5.37% due
12/25/70
(c),(d)
280,039 277,955
2021-4, 1.35% (WAC) due
07/25/66
◊,(c)
227,050 193,387
2021-3, 1.44% (WAC) due
06/25/66
◊,(c)
113,982 100,997
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,(c)
1,185,702 1,115,869
Home Equity Loan Trust
2007-FRE1, 3.95% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
987,636 945,671
NLT Trust
2026-NQM1, 7.07% (WAC)
due 02/25/71
◊,(c)
902,964 940,693
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(c)
700,000 657,228
2026-INV2, 5.63% due
04/25/61
(c),(d)
173,526 173,101

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
2 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.3%
(continued)
Towd Point Mortgage Trust
2026-CES1, 4.96% due
01/25/66
(c),(d)
$ 605,493 $ 600,351
2017-6, 2.75% (WAC) due
10/25/57
◊,(c)
100,787 99,750
2018-2, 3.25% (WAC) due
03/25/58
◊,(c)
79,143 78,622
PRPM LLC
2026-3, 5.96% due
04/25/31
(c),(d)
479,607 479,013
2026-1, 5.19% due 02/25/31
(c)
187,856 185,476
2026-2, 5.09% due
02/25/31
(c),(d)
109,848 108,290
HOMES Trust
2026-NQM1, 4.80% due
09/25/70
(c),(e)
449,223 436,186
2024-AFC2, 5.58% (WAC)
due 10/25/59
◊,(c)
334,182 334,531
HarborView Mortgage Loan
Trust
2006-14, 4.05% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/47
◊
788,053 754,834
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.39% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
638,274 625,660
PMT Loan Trust
2026-CNF3, 5.50% (WAC)
due 04/25/57
◊,(c)
341,148 341,202
2025-INV8, 6.00% (WAC) due
07/25/56
◊,(c)
261,664 263,267
CSMC Trust
2021-RPL4, 4.15% (WAC)
due 12/27/60
◊,(c)
400,872 399,562
2020-NQM1, 2.21% due
05/25/65
(c),(e)
214,532 204,633
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, 5.22% due
09/25/70
(c),(d)
519,040 512,678
NovaStar Mortgage Funding
Trust
2007-2, 3.96% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 09/25/37
◊
495,912 489,815
Bear Stearns Asset-Backed
Securities I Trust
2006-HE9, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
481,990 477,608
RCKT Mortgage Trust
2026-CES4, 5.23% due
04/25/56
(c),(d)
293,552 292,370
2025-CES7, 5.48% due
07/25/55
(c),(d)
177,422 177,271
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.3%
(continued)
Alternative Loan Trust
2007-OA7, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 05/25/47
◊
$ 448,603 $ 417,082
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(c),(d)
400,000 397,993
Soundview Home Loan Trust
2006-OPT5, 4.04% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
355,039 348,502
Aspire Mortgage Trust
2026-2, 5.33% (WAC) due
04/26/66
◊,(c)
245,811 244,872
2026-3, 5.46% due 05/25/66
(c)
100,000 100,086
Vista Point Securitization Trust
2026-CES2, 5.42% due
05/25/56
(c),(d)
342,916 342,917
Deephaven Residential
Mortgage Trust
2026-CES1, 5.31% due
03/25/61
(c),(d)
337,080 336,008
Cross Mortgage Trust
2026-NQM3, 5.13% (WAC)
due 03/25/71
◊,(c)
190,980 189,605
2026-NQM1, 4.95% due
02/25/61
(c),(d)
142,488 140,402
BRAVO Residential Funding
Trust
2025-NQM8, 5.29% due
06/25/65
(c),(d)
199,689 198,245
2025-NQM7, 5.46% (WAC)
due 07/25/65
◊,(c)
117,570 117,642
COLT Mortgage Loan Trust
2023-3, 7.18% due
09/25/68
(c),(d)
298,963 299,292
GS Mortgage-Backed Securities
Trust
2026-NQM4, 5.46% (WAC)
due 06/25/66
◊,(c)
290,721 289,557
CIM Trust
2026-R1, 4.75% due
12/25/65
(c),(d)
248,346 243,716
Figre
2026-FL2, 5.52% (WAC) due
06/25/56
◊,(c)
200,000 199,815
Saluda Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
(c),(d)
200,000 198,248
SG Residential Mortgage Trust
2025-1, 5.10% (WAC) due
12/25/65
◊,(c)
188,349 186,819
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due
01/25/56
(c),(d)
178,965 176,593

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
| 3
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.0% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.3%
(continued)
Provident Funding Mortgage
Trust
2026-1, 5.00% (WAC) due
01/25/56
◊,(c)
$ 145,245 $ 143,475
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,(c)
90,317 89,046
Starwood Mortgage Residential
Trust
2020-1, 2.28% (WAC) due
02/25/50
◊,(c),(e)
20,127 19,269
Total Residential Mortgage-Backed Securities 37,058,452
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4 .1%
WMRK Commercial Mortgage
Trust
2022-WMRK, 7.06% (1 Month
Term SOFR + 3.44%,
Rate Floor: 3.44%) due
11/15/27
◊,(c)
2,536,759 2,538,344
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.53% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.54%) due
06/15/38
◊,(c)
850,000 741,081
Citigroup Commercial Mortgage
Trust
2018-C6, 0.89% (WAC) due
11/10/51
◊,(f)
37,031,416 541,103
BX Trust
2025-VOLT, 5.33% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(c)
450,000 450,422
BXHPP Trust
2021-FILM, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,(c)
500,000 433,745
Morgan Stanley Capital I Trust
2018-H3, 0.94% (WAC) due
07/15/51
◊,(f)
33,408,501 423,610
JPMDB Commercial Mortgage
Securities Trust
2018-C8, 0.74% (WAC) due
06/15/51
◊,(f)
21,759,071 186,525
Life Mortgage Trust
2021-BMR, 4.84% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
03/15/38
◊,(c)
80,100 79,404
Total Commercial Mortgage-Backed Securities 5,394,234
GOVERNMENT AGENCY - 1 .6%
Freddie Mac
5.00% due 07/25/55 919,280 923,024
Ginnie Mae
4.50% due 02/20/56 624,514 604,005
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.0% (continued)
GOVERNMENT AGENCY - 1.6% (continued)
Fannie Mae
6.50% due 04/25/49 $ 338,484 $ 339,599
5.00% due 05/25/52 241,225 239,384
Total Government Agency 2,106,012
Total Collateralized Mortgage Obligations
(Cost $46,202,946) 44,558,698
CORPORATE BONDS - 30 .2%
FINANCIAL - 18 .2%
Brighthouse Financial Global
Funding
5.55% due 04/09/27
(c)
2,750,000 2,766,655
AEGON Funding Co. LLC
5.50% due 04/16/27
(c)
2,650,000 2,666,955
F&G Global Funding
5.88% due 06/10/27
(c)
1,900,000 1,918,603
HSBC Holdings plc
5.60% due 05/17/28
(g)
1,750,000 1,765,164
Mutual of Omaha Companies,
Global Funding
5.35% due 04/09/27
(c)
1,750,000 1,763,960
Standard Chartered plc
5.69% due 05/14/28
(c),(g)
1,700,000 1,715,983
LPL Holdings, Inc.
5.70% due 05/20/27 1,700,000 1,712,934
CNO Global Funding
5.88% due 06/04/27
(c)
1,140,000 1,152,794
Barclays plc
4.52% due 02/24/32
(g)
1,050,000 1,025,625
Societe Generale S.A.
5.52% due 01/19/28
(c),(g)
800,000 803,895
Cooperatieve Rabobank UA
4.66% due 08/22/28
(c),(g)
800,000 801,151
Lincoln Financial Global
Funding
4.20% due 01/12/29
(c)
700,000 690,234
SLM Corp.
3.13% due 11/02/26 600,000 596,295
Nationwide Building Society
4.65% due 07/14/29
(c),(g)
550,000 549,787
Athene Global Funding
5.13% due 06/01/29
(c)
450,000 450,856
BNP Paribas S.A.
4.89% due 06/30/30
(c),(g)
350,000 349,952
National Bank of Canada
4.93% due 06/04/32
(g)
350,000 349,199
Mizuho Financial Group, Inc.
4.97% due 07/13/32
(g)
350,000 348,864
Host Hotels & Resorts, LP
4.25% due 12/15/28 325,000 321,533
BPCE S.A.
4.76% due 01/13/32
(c),(g)
325,000 320,341
Gabx Leasing LLC
4.63% due 04/15/31
(c)
300,000 295,812

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
4 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 30.2% (continued)
FINANCIAL - 18.2% (continued)
Protective Life Corp.
4.70% due 01/15/31
(c)
$ 300,000 $ 295,732
Morgan Stanley
4.71% due 03/12/32
(g)
250,000 246,911
American National Group, Inc.
5.00% due 06/15/27 240,000 240,397
Avilease Capital Ltd.
5.50% due 06/30/31
(c)
200,000 201,362
Brown & Brown, Inc.
4.60% due 12/23/26 175,000 175,082
Voya Global Funding
4.60% due 11/24/30
(c)
150,000 147,995
Fortitude Global Funding
5.50% due 06/12/31
(c)
100,000 100,497
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
(c)
94,000 94,073
Total Financial 23,868,641
CONSUMER, NON-CYCLICAL - 5 .1%
Universal Health Services, Inc.
1.65% due 09/01/26 1,950,000 1,941,993
Icon Investments Six DAC
5.81% due 05/08/27 1,800,000 1,814,164
IQVIA, Inc.
5.00% due 05/15/27
(c)
1,000,000 999,453
Mobility Global, Inc.
5.05% due 06/15/29
(c)
650,000 651,118
Element Fleet Management
Corp.
4.80% due 05/29/29
(c)
650,000 648,399
Medline Borrower, LP
3.88% due 04/01/29
(c)
200,000 194,228
U.S. Foods, Inc.
7.25% due 01/15/32
(c)
150,000 155,657
Teleflex, Inc.
5.88% due 01/15/32
(c)
150,000 151,134
Sysco Corp.
4.40% due 07/25/31 100,000 97,545
Total Consumer, Non-cyclical 6,653,691
CONSUMER, CYCLICAL - 2 .3%
LG Electronics, Inc.
5.63% due 04/24/27
(c)
900,000 905,979
Live Nation Entertainment, Inc.
6.50% due 05/15/27
(c)
875,000 874,892
LG Energy Solution Ltd.
5.00% due 04/02/29
(c)
400,000 400,455
Air Canada
3.88% due 08/15/26
(c)
330,000 329,585
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
(c)
200,000 197,838
1011778 BC ULC / New Red
Finance, Inc.
3.88% due 01/15/28
(c)
150,000 147,181
A
A
A
FACE
AMOUNT VALUE
CORPORATE BONDS - 30.2% (continued)
CONSUMER, CYCLICAL - 2.3% (continued)
Clarios Global, LP / Clarios US
Finance Co.
6.75% due 02/15/30
(c)
$ 125,000 $ 128,804
Total Consumer, Cyclical 2,984,734
TECHNOLOGY - 1 .5%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26 1,350,000 1,339,080
SS&C Technologies, Inc.
5.50% due 09/30/27
(c)
350,000 349,943
Salesforce, Inc.
4.65% due 03/15/29 300,000 299,845
Total Technology 1,988,868
COMMUNICATIONS - 1 .4%
FactSet Research Systems, Inc.
2.90% due 03/01/27 1,450,000 1,431,351
Space Exploration Technologies
Corp.
5.35% due 07/15/31
(c)
310,000 309,192
Match Group Holdings II LLC
4.13% due 08/01/30
(c)
150,000 141,174
Total Communications 1,881,717
INDUSTRIAL - 1 .4%
Penske Truck Leasing Co., LP /
PTL Finance Corp.
5.35% due 01/12/27
(c)
1,650,000 1,655,421
Hexcel Corp.
4.90% due 05/15/31 125,000 124,623
Esab Corp.
5.63% due 04/01/31
(c)
25,000 25,027
Total Industrial 1,805,071
ENERGY - 0 .3%
Energy Transfer, LP
6.30% due 01/15/56 320,000 315,876
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
(c)
125,000 127,895
Total Energy 443,771
Total Corporate Bonds
(Cost $39,559,964) 39,626,493
ASSET-BACKED SECURITIES - 28 .4%
COLLATERALIZED LOAN OBLIGATIONS - 13 .2%
BXMT Ltd.
2020-FL2 AS, 5.15% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,(c)
1,774,381 1,770,958
2026-FL6 AS, 5.39% (1 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
08/19/43
◊,(c)
100,000 100,080

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
| 5
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 28.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 13.2% (continued)
STWD LLC
2025-FL4 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/19/42
◊,(c)
$ 1,300,000 $ 1,301,124
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.50% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,(c)
1,068,145 1,068,468
PFP Ltd.
2026-13 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
08/18/43
◊,(c)
650,000 650,529
2026-14 AS, 5.25% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
12/18/43
◊,(c)
350,000 349,691
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.55% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,(c)
800,424 800,903
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.13% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,(c)
750,000 749,268
KKR CLO 16 Ltd.
16 A2R3, 5.28% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,(c)
700,000 700,700
Cerberus Loan Funding XL LLC
2023-1A AR, 5.25% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
03/22/35
◊,(c)
650,000 650,994
BSPDF Issuer LLC
2026-FL4 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/18/43
◊,(c)
350,000 350,494
2026-FL3 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
09/18/43
◊,(c)
300,000 300,249
ACRES Commercial Realty
Issuer LLC
2026-FL4 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/18/44
◊,(c)
650,000 650,258
Acrec LLC
2026-FL4 AS, 5.24% (1 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
01/18/43
◊,(c)
650,000 649,750
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 28.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 13.2% (continued)
Madison Park Funding XLVIII
Ltd.
2021-48A BR, 5.23% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/19/39
◊,(c)
$ 650,000 $ 649,289
Cerberus Loan Funding 53 LLC
2025-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/15/38
◊,(c)
650,000 648,593
Owl Rock CLO XXIV LLC
2026-24A A, 5.06% (3 Month
Term SOFR + 1.39%,
Rate Floor: 1.39%) due
01/22/38
◊,(c)
600,000 600,600
Golub Capital Partners CLO
49M Ltd.
2020-49A A2R2, 5.36%
(3 Month Term SOFR +
1.68%, Rate Floor: 1.68%)
due 07/20/38
◊,(c)
300,000 299,985
2020-49A A1R2, 5.20%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,(c)
250,000 249,750
Hlend CLO LLC
2026-5A A2, 5.21% (3 Month
Term SOFR + 1.55%,
Rate Floor: 1.55%) due
04/15/39
◊,(c)
300,000 299,883
2025-3A A, 5.08% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(c)
250,000 249,832
CIFC Funding Ltd.
2015-4A A2R3, 5.13% (3
Month Term SOFR +
1.45%, Rate Floor: 1.45%)
due 01/17/39
◊,(c)
500,000 500,873
Madison Park Funding LXIX Ltd.
2024-69A BR, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 07/25/37
◊,(c)
500,000 499,500
Cerberus Loan Funding XLIV
LLC
2023-5AR A1R due
01/15/36
(c),(h)
400,000 400,000
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,(c)
357,247 357,469
INCREF LLC
2026-FL2 AS, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/19/43
◊,(c)
350,000 349,998

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
6 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 28.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 13.2% (continued)
AREIT Ltd.
2025-CRE11 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 07/25/43
◊,(c)
$ 300,000 $ 299,998
D2 Multifamily Credit Issuer Ltd.
2026-FL1 AS, 5.29% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
11/19/43
◊,(c)
200,000 199,916
2026-FL1 B, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
11/19/43
◊,(c)
100,000 99,999
Cerberus Loan Funding XLVIII
LLC
2024-4A AN, 5.32% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/15/36
◊,(c)
250,000 250,349
Owl Rock CLO IX LLC
2022-9A AR, 5.21% (3 Month
Term SOFR + 1.57%,
Rate Floor: 1.57%) due
11/22/37
◊,(c)
250,000 249,945
LRECS LLC
2025-CRE1 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,(c)
200,000 199,869
GS REFT Issuer Ltd.
2026-FL1 A, 5.14% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
10/19/43
◊,(c)
150,000 150,277
Eldridge CLO Ltd.
2025-2A A2, 5.10% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
01/20/39
◊,(c)
150,000 150,253
ACREC LLC
2026-FL5 AS, 5.10% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
07/18/43
◊,(c)
150,000 150,000
VMC Finance LLC
2026-FL6 AS, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
11/19/43
◊,(c)
100,000 100,039
Acore Issuer LLC
2026-FL1 AS, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
08/20/43
◊,(c)
100,000 100,038
FS Rialto Issuer LLC
2026-FL11 AS, 5.29% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/19/44
◊,(c)
100,000 99,959
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 28.4% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 13.2% (continued)
Ares Direct Lending CLO 8 LLC
2025-4A B, 5.43% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,(c)
$ 100,000 $ 99,771
Total Collateralized Loan Obligations 17,349,651
NET LEASE - 3 .0%
Oak Street Investment Grade
Net Lease Fund
2020-1A, 1.85% due
11/20/50
(c)
2,079,056 1,850,358
New Economy Assets Phase 1
Sponsor LLC
2021-1, 1.91% due 10/20/61
(c)
1,000,000 817,500
Capital Automotive REIT
2024-2A, 4.90% due
05/15/54
(c)
562,250 560,447
CF Hippolyta Issuer LLC
2021-1A, 1.98% due
03/15/61
(c)
706,836 411,103
Store Master Funding I-VII
2018-1A, 4.29% due
10/20/48
(c)
225,503 222,999
Store Master Funding I-VII XIV
XIX XX XXII XXIV XXXIV
XXXVII XXXVIII
2026-1A, 5.32% due
06/20/56
(c),(e)
99,958 99,654
Total Net Lease 3,962,061
SINGLE FAMILY RESIDENCE - 2 .6%
FirstKey Homes Trust
2022-SFR1, 4.49% due
05/19/39
(c)
750,000 744,728
2021-SFR1, 2.19% due
08/17/38
(c)
450,000 447,940
STAR Trust
2025-SFR6, 5.03% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
08/17/42
◊,(c)
750,000 749,531
2026-SFR7, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
05/17/43
◊,(c)
300,000 300,609
Progress Residential Trust
2025-SFR6, 4.00% due
12/17/42
(c)
650,000 608,919
Tricon Trust
2026-SFR2, 5.00% (1 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
06/17/43
◊,(c)
350,000 350,064
Tricon Residential Trust
2025-SFR2, 5.42% due
08/17/44
(c)
174,817 171,916
Total Single Family Residence 3,373,707

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
| 7
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 28.4% (continued)
TRANSPORT-CONTAINER - 2 .3%
Triton Container Finance VIII
LLC
2021-1A, 1.86% due
03/20/46
(c)
$ 1,329,000 $ 1,225,140
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
(c)
796,281 735,710
Textainer Marine Containers
VII Ltd.
2021-1A, 1.68% due
02/20/46
(c)
401,333 377,463
2020-1A, 2.73% due
08/21/45
(c)
180,190 174,077
2021-3A, 1.94% due
08/20/46
(c)
61,333 55,318
Triton Container Finance IX LLC
2026-1A, 5.26% due
05/20/51
(c)
447,188 444,270
Total Transport-Container 3,011,978
TRANSPORT-AIRCRAFT - 1 .9%
Slam Ltd.
2021-1A, 2.43% due
06/15/46
(c)
502,909 477,768
2026-1A, 5.55% due
07/15/51
(c)
248,981 248,265
Lunar Structured Aircraft
Portfolio Notes
2021-1, 2.64% due 10/15/46
(c)
658,817 625,508
MAPS Trust
2026-2A, 5.52% due
06/15/51
(c)
250,000 249,732
2026-1A, 5.20% due
01/15/51
(c)
242,424 238,071
Eclipse Aircraft LLC
2026-1, 5.63% due 05/15/51
(c)
248,228 247,251
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
(c)
224,833 222,722
FTAI Aircraft Leasing Offshore
SPV, LP
5.63% due 03/27/31
(e)
163,251 166,646
Total Transport-Aircraft 2,475,963
INFRASTRUCTURE - 1 .7%
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
(c)
1,300,000 1,295,757
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
(c)
300,000 293,171
2026-1A, 5.19% due
03/15/56
(c)
200,000 196,381
Kinetic ABS Issuer LLC
2026-2A, 5.83% due
06/25/58
(c)
200,000 201,840
2026-1A, 5.22% due
02/25/56
(c)
100,000 99,338
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 28.4% (continued)
INFRASTRUCTURE - 1.7% (continued)
ALLO Issuer LLC
2026-1A, 5.61% due
06/20/56
(c)
$ 100,000 $ 100,976
Total Infrastructure 2,187,463
COLLATERALIZED DEBT OBLIGATIONS - 1 .7%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
(c)
2,250,000 2,129,728
Project Indigo
6.01% due 03/31/32
(e)
45,759 45,759
Total Collateralized Debt Obligations 2,175,487
WHOLE BUSINESS - 1 .2%
Domino's Pizza Master Issuer
LLC
2018-1A, 4.33% due
07/25/48
(c)
1,184,375 1,178,993
Wingstop Funding LLC
2020-1A, 2.84% due
12/05/50
(c)
443,250 430,483
Total Whole Business 1,609,476
FINANCIAL - 0 .4%
Ceamer Finance LLC
6.18% (WAC) due 12/15/40
◊,(e)
345,881 344,532
Blackstone Strategic Cap
Holding II
5.90% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,(e)
250,000 249,765
Total Financial 594,297
AUTOMOTIVE - 0 .3%
Avis Budget Rental Car Funding
AESOP LLC
2026-3A, 5.21% due
04/20/31
(c)
350,000 349,262
UNSECURED CONSUMER LOANS - 0 .1%
GreenSky Home Improvement
Issuer Trust
2025-3A, 4.86% due
12/27/60
(c)
150,000 148,574
Total Asset-Backed Securities
(Cost $38,253,360) 37,237,919
REPURCHASE AGREEMENTS
(i)
- 2 .6%
Bank of America Securities, Inc.
issued 06/30/26 at 3.63% due
07/01/26 1,135,666 1,135,666
J.P. Morgan Securities LLC
issued 06/30/26 at 3.64% due
07/01/26 946,388 946,388
BNP Paribas issued 06/30/26 at
3.62% due 07/01/26 851,750 851,750
Bank of Montreal issued
06/30/26 at 3.61% due
07/01/26 492,122 492,122
Total Repurchase Agreements
(Cost $3,425,926) 3,425,926

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
8 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 1 .9%
FINANCIAL - 1 .1%
Corelogic, Inc.
7.26% (1 Month Term SOFR +
3.50%, Rate Floor: 1.50%)
due 06/02/28
◊
$ 668,421 $ 660,066
Citadel Securities Global
Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
323,431 322,645
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
292,268 289,369
Iron Mountain Information
Management Services, Inc.
5.64% (1 Month Term SOFR
+ 2.00%) due 01/31/31
◊
198,473 197,927
Total Financial 1,470,007
TECHNOLOGY - 0 .2%
World Wide Technology Holding
Co. LLC
5.64% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 03/01/30
◊
261,111 259,589
INDUSTRIAL - 0 .2%
Brown Group Holding LLC
6.14% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/01/31
◊
199,500 199,881
CONSUMER, CYCLICAL - 0 .1%
Allwyn Entertainment Financing
US LLC
due 01/18/33
(j)
200,000 197,250
COMMUNICATIONS - 0 .1%
Discovery Global Holdings, Inc.
6.14% (1 Month Term SOFR
+ 2.50%) due 06/20/33
◊
147,115 147,102
ENERGY - 0 .1%
Transmontaigne Operating
Co., LP
5.89% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
124,600 124,548
CONSUMER, NON-CYCLICAL - 0 .1%
Prime Security Services
Borrower LLC
5.37% (1 Month Term SOFR
+ 1.75%) due 03/07/32
◊
99,246 97,647
Total Senior Floating Rate Interests
(Cost $2,507,919) 2,496,024
U.S. TREASURY BILLS - 0 .4%
U.S. Treasury Bills
3.62% due 07/07/26
(k),(l)
550,000 549,669
Total U.S. Treasury Bills
(Cost $549,669) 549,669
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
(m)
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 1,989,000 $ 2,404
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 1,105,000 1,336
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 1,105,000 1,005
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 1,105,000 1,005
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 1,778,000 864
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 663,000 789
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 663,000 789
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 1,328,000 619
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 869,000 422
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 1,330,000 419
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 663,000 309
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 662,000 209
Total OTC Interest Rate Swaptions Purchased
(Cost $62,431) 10,170
Total Investments - 99.4%
(Cost $133,068,124) $ 130,410,808

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
| 9
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(m)
- ( 0 .0 ) %
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 663,000 $ (2,596)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 662,000 (2,603)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 663,000 (3,428)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 663,000 (3,428)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 869,000 (3,445)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 1,328,000 (5,200)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
(m)
- (0.0)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 1,330,000 $ (5,229)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 1,105,000 (5,743)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 1,778,000 (6,961)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 1,989,000 (10,338)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,210,000 (11,486)
Total Interest Rate Swaptions (60,457)
Total OTC Interest Rate Swaptions Written
(Premium received $59,219) (60,457)
Other Assets & Liabilities, net - 0.6% 859,760
Total Net Assets - 100.0% $ 131,210,111
◊
Variable rate security. Rate indicated is the rate effective at June 30, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of June 30, 2026.
(c)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $99,153,505 (cost $100,743,287), or 75.6% of total net assets.
(d)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2026. See table below for additional step information for each security.
(e)
Value determined based on Level 3 inputs — See Note 3 .
(f)
Security is an interest-only strip.
(g)
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(h)
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(i)
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
(j)
Security is unsettled at period end and may not have a stated effective rate.
(k)
Rate indicated is the effective yield at the time of purchase.
(l)
All or a portion of this security is pledged as interest rate swap collateral at June 30, 2026.
(m)
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
10 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(a)
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 1.66%
Semi-
Annually 03/16/31 $ 3,000,000 $ 313,469 $ (497) $ 313,966
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.61% Annually 04/02/36 6,000,000 78,396 37,351 41,045
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.86% Annually 04/02/36 1,000,000 11,901 — 11,901
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.72% Annually 04/02/33 3,500,000 45,064 36,073 8,991
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 4.28% Annually 06/14/27 23,250,000 (64,792) 102 (64,894)
$ 384,038 $ 73,029 $ 311,009
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
$ 1,989,000
$ 2,404
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/28/26 3.38%
1,105,000
1,336
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
1,105,000
1,005
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.25% 12/28/26 3.25%
1,105,000
1,005
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
1,778,000
864
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
663,000
789
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.38% 12/24/26 3.38%
663,000
789
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
1,328,000
619
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/28/26 3.43%
869,000
422

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
| 11
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
$ 1,330,000
$ 419
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.43% 09/24/26 3.43%
663,000
309
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.30% 09/25/26 3.30%
662,000
209
$ 10,170
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% $ 663,000 $ (2,596)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 662,000 (2,603)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 663,000 (3,428)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/24/26 3.95% 663,000 (3,428)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/28/26 3.95% 869,000 (3,445)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 1,328,000 (5,200)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
09/25/26 3.95% 1,330,000 (5,229)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 1,105,000 (5,743)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
09/24/26 3.95% 1,778,000 (6,961)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% 1,989,000 (10,338)

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
12 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
SOFR Annual 3.95%
12/28/26 3.95% $ 2,210,000 $ (11,486)
$ (60,457)
(a)
Includes cumulative appreciation (depreciation).
CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at June 30, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 2,505,909 $ — $ — $ 2,505,909
Collateralized Mortgage Obligations — 43,754,140 804,558 44,558,698
Corporate Bonds — 39,626,493 — 39,626,493
Asset-Backed Securities — 36,331,563 906,356 37,237,919
Repurchase Agreements — 3,425,926 — 3,425,926
Senior Floating Rate Interests — 2,496,024 — 2,496,024
U.S. Treasury Bills — 549,669 — 549,669
Interest Rate Swaptions Purchased — 10,170 — 10,170
Interest Rate Swap Agreements
(a)
— 375,903 — 375,903
Unfunded Loan Commitments ( Note 4 ) — — —
(b)
—
Total Assets $ 2,505,909 $ 126,569,888 $ 1,710,914 $ 130,786,711
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swaptions Written $ — $ 60,457 $ — $ 60,457
Interest Rate Swap Agreements
(a)
— 64,894 — 64,894
Total Liabilities $ — $ 125,351 $ — $ 125,351
(a)
Reported as unrealized appreciation/(depreciation) at period end.
(b)
Securities with a market value of $0.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
June 30, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
Assets:
Asset-Backed Securities $ 511,178
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 249,765 Yield Analysis Yield 6.0% —
Asset-Backed Securities 145,413 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 804,558 Third Party Pricing Vendor Price — —
Total Assets $ 1,710,914

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
| 13
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2026, the Fund had securities with a total value of
$368,372 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 239,802 $ 919,511 $ (255,251) $ —
Collateralized Mortgage Obligations — 501,267 (52,044) —
Total Assets $ 239,802 $ 1,420,778 $ (307,295) $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at June
30, 2026
Assets
Asset-Backed Securities $ 2,294 $ — $ 906,356 $ 1,525
Collateralized Mortgage Obligations (13,037) 368,372 804,558 (13,037)
Total Assets $ (10,743) $ 368,372 $ 1,710,914 $ (11,512)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Angel Oak Mortgage Trust 2025-12, 5.14% due 12/25/70 6.14% 11/01/29
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due 01/25/56 5.85% 02/01/30
BRAVO Residential Funding Trust 2025-NQM8, 5.29% due 06/25/65 6.29% 08/01/29
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
14 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68 8.18% 09/01/27
Cross Mortgage Trust 2026-NQM1, 4.95% due 02/25/61 5.95% 01/01/30
Deephaven Residential Mortgage Trust 2026-CES1, 5.31% due 03/25/61 6.31% 04/01/30
GCAT Trust 2023-NQM2, 5.84% due 11/25/67 6.84% 01/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28
GCAT Trust 2023-NQM3, 6.89% due 08/25/68 7.89% 09/01/27
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56 5.91% 01/01/30
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9, 5.22% due 09/25/70 6.22% 11/01/29
NYMT Loan Trust 2026-INV2, 5.63% due 04/25/61 6.63% 03/01/30
OBX Trust 2024-NQM1, 6.25% due 11/25/63 7.25% 12/01/27
OBX Trust 2024-NQM7, 6.24% due 03/25/64 7.24% 04/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64 7.45% 04/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28
OBX Trust 2025-R1, 5.09% due 09/25/62 6.09% 11/01/29
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29
RCKT Mortgage Trust 2026-CES4, 5.23% due 04/25/56 6.23% 04/01/30
RCKT Mortgage Trust 2025-CES7, 5.48% due 07/25/55 6.48% 07/01/29
Saluda Grade Alternative Mortgage Trust 2025-RRTL1, 5.32% due 10/25/40 6.32% 03/01/28
Towd Point Mortgage Trust 2026-CES1, 4.96% due 01/25/66 6.13% 01/01/30
Verus Securitization Trust 2025-12, 5.37% due 12/25/70 6.37% 12/01/29
Vista Point Securitization Trust 2026-CES2, 5.42% due 05/25/56 6.42% 04/01/30
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At June 30, 2026, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of America Securities,
Inc. 3.63% Due
07/01/26
$ 1,135,666 $ 1,135,781 U.S. Treasury Bond 4.63%
Due 02/15/46 $ 1,174,000 $ 1,157,926
U.S. Treasury Inflation-
Protected Security 0.75%
Due 02/15/42 400 456
1,135,666 1,174,400 1,158,382
J.P. Morgan Securities LLC
3.64% Due
07/01/26
946,388 946,484 U.S. Treasury Note 4.63%
Due 02/15/35 931,200 965,057

SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
GUGGENHEIM STRATEGY FUND III
June 30, 2026
| 15
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
U.S. Treasury Strip Coupon
0.00% Due 05/15/29 $ 401 $ 356
946,388 931,601 965,413
BNP Paribas 3.62% Due
07/01/26
$ 851,750 $ 851,836 U.S. Treasury Note 1.25%
- 4.25% Due 09/30/28
- 02/28/31 854,600 868,875
U.S. Treasury Strip Coupon
0.00% Due 05/15/35
- 05/15/43 52 23
851,750 854,652 868,898
Bank of Montreal 3.61% Due
07/01/26
492,122 492,171 U.S. Treasury Bill 0.00% Due
07/09/26 502,500 502,097
— — —

16 | THE GUGGENHEIM STRATEGY FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and
Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-
ended investment company. The Trust may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 Act may make investments in the Funds.
At June 30, 2026, the Trust consisted of the following Fund:
Prior to June 30, 2026, the Trust also consisted of Guggenheim Strategy Fund II and Guggenheim Variable Insurance
Strategy Fund III. On June 15, 2026, Guggenheim Strategy Fund II was reorganized with and into the Guggenheim Ultra
Short Income ETF, a newly organized series of Guggenheim Funds Trust. As of June 30, 2026, there were no holdings or assets in Guggenheim Variable Insurance Strategy Fund III, which has since been terminated as series of the Trust.
Guggenheim Partners Investment Management, LLC (“GPIM”, or the “Adviser”), which operates under the name
Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Fund's shares. GI and GFD are affiliated entities.
For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Fund operates as investment company and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Fund seeks to comply with regulations that apply to the valuation practices of registered investment companies.
Fund Name Diversification Status
Guggenheim Strategy Fund III Diversified

THE GUGGENHEIM STRATEGY FUNDS | 17
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities.
In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

18 | THE GUGGENHEIM STRATEGY FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Note 2 ‒ Derivatives
As part of their investment strategies, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purpose:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-
lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE GUGGENHEIM STRATEGY FUNDS | 19
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(continued)
Interest rate swaps involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms.
Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the
Fund as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Note 2 ‒ Derivatives (continued)

20 | THE GUGGENHEIM STRATEGY FUNDS
June 30, 2026
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
(concluded)
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2026.
The Funds are obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of June 30, 2026, were as follows:
Note 5 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.
Fund Borrower
Maturity
Date
Face
Amount
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategy Fund III
FTAI Aircraft Leasing
Offshore SPV, LP 03/27/31 $ 172,111 $ — $ — $ —
Note 3 ‒ Fair Value Measurement (continued)

THE GUGGENHEIM STRATEGY FUNDS | 21
OTHER INFORMATION (Unaudited)
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.